INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedules of inventories and inventory impairment charges	■ Inventories

	Gold		Copper
	As at December 31, 2025	As at December 31, 2024	As at December 31, 2025	As at December 31, 2024
Raw materials
Ore in stockpiles	$3,019	$2,847	$283	$205
Ore on leach pads	558	470	—	—
Mine operating supplies	606	707	76	52
Work in process	181	136	—	—
Finished products[1]	130	258	7	50
	$4,494	$4,418	$366	$307
Non-current ore in stockpiles and on leach pads[2]	(2,577)	(2,616)	(215)	(167)
	$1,917	$1,802	$151	$140
1On January 2, 2025, an interim attachment order was issued by the Senior Investigating Judges of the Pôle National Économique et
Financier (“Pôle Économique”) against the existing gold stock on the site of the Loulo-Gounkoto mining complex. On January 11, 2025, the gold was removed from the site to a custodial bank. This gold doré had a carrying value of $92 million at the time of its removal and was included in finished products as at December 31, 2024. This gold doré was part of the acquired assets when Barrick regained control of the
Loulo-Gounkoto mining complex on December 16, 2025 and was sold before the end of the 2025 year.  Refer to notes 4 and 35 for further details.
[2]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2025	2024
Cortez	$3	$28
Carlin	—	17
Long Canyon	1	2
Phoenix	—	1
Inventory impairment charges	$4	$48

Ore in Stockpiles	As at December 31, 2025	As at December 31, 2024
Gold
Carlin	$1,184	$1,045
Pueblo Viejo	835	811
Loulo-Gounkoto	166	126
Turquoise Ridge	267	297
Cortez	221	206
North Mara	174	182
Phoenix	138	114
Veladero	33	48
Tongon	—	17
Bulyanhulu	1	1
Copper
Lumwana	283	205
	$3,302	$3,052

Ore on Leach pads	As at December 31, 2025	As at December 31, 2024
Gold
Veladero	$228	$190
Carlin	147	148
Cortez	130	95
Turquoise Ridge	34	34
Long Canyon	—	3
Phoenix	19	—
	$558	$470